UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Ladenburg Thalmann Alternative Strategies Fund

(Exact name of registrant as specified in charter)

520 Madison Avenue

New York, NY

10022

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period:12/31/10

Item 1.  Reports to Stockholders.

LADENBURG THALMANN

ESTABLISHED 1876

LADENBURG THALMANN Alternative Strategies Fund

Symbol: LTAFX
www.ltalternativestrategiesfund.com

Semi-Annual Report December 31, 2010

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Funds' prospectus. Please read the prospectus carefully before you invest or send money. Fund shares are not FDIC insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal. **You may find the prospectus documents for free by calling toll-free (+1-800-995-5267) or visiting www.ltalternativestrategiesfund.com.**

Fund Shareholders,

We want to thank you for your investment in the Ladenburg Thalmann Alternative Strategies fund. As one of the initial investors in the fund since its inception on September 28, 2010, we sincerely appreciate the trust you have placed in us and your interest in this unique investment.

The fund's investment objective is to seek attractive risk-adjusted returns with low to moderate volatility, with low correlation to the broader markets, through a concentrated multi-strategy alternative investment approach with an emphasis on income. Therefore our goal is to provide a consistent quarterly dividend to you while at the same time managing a portfolio that should experience long-term growth less dependent on traditional equity and fixed income markets.

Investments in the fund have been steady which has allowed us to implement our portfolio strategy of averaging into each asset within the portfolio. This approach allows us to purchase the publicly traded securities at various prices and manage their volatility.

A fund of various alternative investments typically has a lower risk than individual holdings in each of the alternative investments due to the diversified portfolio. The fund provides you access to a variety of asset classes such as real estate, managed futures, equipment leasing, and master limited partnerships, to name a few. The asset allocation will be dynamic and allow us to be tactical with the individual investments and nimble in rebalancing.

Although the fund was not fully invested, it performed as expected at .85% due to the large allocation to cash as compared to the S&P500 at 10.76% and the Barclay's Capital US Aggregate at -1.29% for the fourth quarter. The fourth quarter dividend to the shareholders of record was $.0458 per share but as the portfolio becomes fully invested; we are targeting a 6% yield going forward.

We look forward to the year ahead which will hopefully show the same opportunities for us to select investments to benefit the portfolio.

With Appreciation,

Ladenburg Thalmann Asset Management

Disclosure:

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only.

The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Returns for performance under one year are cumulative, not annualized. Performance results for periods under one year are short-term and may not provide an adequate basis for evaluating the performance potential of the fund over varying market conditions or economic cycles.   By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks the Fund faces through its direct investments and its investments in Investment Funds.

As portfolio and market conditions change, future distributions will vary and target yields may not be obtained in the future. Dividends are not guaranteed.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the fund. Both financial entities are wholly owned subsidiaries of our parent company “Ladenburg Thalmann Financial Services, Inc." which is listed on the AMEX exchange under the symbol LTS. www.ladenburg.com

Before deciding whether to invest in the Fund. For this and other information, please call 800-995-5267 or visit www.ltalternativestrategiesfund.com  for a free prospectus.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2010

Shares			Market Value

	COMMON STOCK - 4.87%
	INVESTMENT COMPANIES - 4.87%
2,910	PennantPark Investment Corp.		$ 35,618
1,479	Solar Capital Ltd.		36,650
	TOTAL COMMON STOCK		72,268
	( Cost - $72,815 )

	REAL ESTATE INVESTMENT TRUSTS - 50.24%
2,721	Annaly Capital Management, Inc.		48,760
6,917	Anworth Mortgage Asset Corp.		48,419
8,654	American Realty Capital Trust		80,479
73	Cypress Equipment Fund 17 LLC		68,000
14,174	Hines Global REIT		131,106
8,864	Healthcare Trust of America		82,435
6,740	Pacific Office Prop Trust, Inc.		67,400
8,824	Steadfast Income REIT		82,505
8,864	Strategic Storage		82,435
5,914	Walton Kimberlin Heights Development		55,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS		746,539
	( Cost - $748,137 )

	CLOSED-END FUNDS - 23.68%
14,063	Cushing MLP Total Return Fund		147,943
2,228	Energy Income and Growth Fund		59,889
2,812	Kayne Anderson Energy Total Return Fund		81,717
1,628	Tortoise Energy Infrastructure Corp.		62,271
	TOTAL CLOSED-END FUNDS
	( Cost - $342,124 )		351,820

	MUTUAL FUNDS - 9.24%
18,480	Wells Fargo Advantage High Income Fund		137,309
	TOTAL MUTUAL FUNDS		137,309
	( Cost - $137,0000)

	COMMODITY TRADING ADVISORS - 4.61%
10	Steben Futures Portfolio Fund LP		68,514
	TOTAL COMMODITY TRADING ADVISORS
	(Cost - $68,000)

The accompanying notes are an integral part of these financial statements.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2010

Shares
	SHORT-TERM INVESTMENTS - 4.67%		Market Value
	MONEY MARKET FUND - 4.67%
69,437	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.21% +		$ 69,437
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $69,437)

	TOTAL INVESTMENTS - 97.31%
	( Cost - $1,437,513)		1,445,887
	OTHER ASSETS LESS LIABILITIES - 2.69%		39,982
	NET ASSETS - 100.00%		$ 1,485,869

+ Reflects yield at December 31, 2010

Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 10,710
		Unrealized depreciation:	(2,336)
	Net unrealized appreciation/(depreciation):		$ 8,374

	Portfolio Analysis as of December 31, 2010
		Percent
	Real Estate Investment Trusts	50.24
	Closed-End Funds	23.68
	Mutual Funds	9.24
	Common Stocks	4.87
	Short-Term Investments	4.67
	Commodity Trading Advisors	4.61
	Other Assets Less Liabilities	2.69
	Total Net Assets	100.00

The accompanying notes are an integral part of these financial statements.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $1,437,513)	$ 1,445,887
Dividends and Interest Receivable	6,314
Receivable for Fund Shares Sold	1,880
Prepaid Expenses and Other Assets	45,079
Total Assets	1,499,160

Liabilities:
Payable to Other Affiliates	5,996
Accrued Distribution Fees	222
Other Accrued Expenses	7,073
Total Liabilities	13,291

Net Assets (Unlimited shares of no par value interest
authorized; 147,931 shares of beneficial interest outstanding)	$ 1,485,869

Net Asset Value and Redemption Price Per Share
($1,485,869 / 147,931 shares of beneficial interest outstanding)	$ 10.04
Offering Price Per Share
($10.04/0.94)	$ 10.68

Composition of Net Assets:
At December 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 1,478,292
Accumulated Undistributed Net Investment Loss	(797)
Net Unrealized Appreciation on Investments	8,374
Net Assets	$ 1,485,869

The accompanying notes are an integral part of these financial statements.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended December 31, 2010**

Investment Income:
Dividend Income	$ 7,723
Interest Income	121
Total Investment Income	7,844

Expenses:
Legal Fees	19,956
Fund Accounting Fees	7,468
Audit Fees	6,025
Registration & Filing Fees	4,507
Chief Compliance Officer Fees	4,507
Printing Expense	3,219
Trustees' Fees	3,091
Transfer Agent Fees	1,932
Custody Fees	1,288
Insurance Expense	1,288
Investment Advisory Fees	807
Distribution Fees	269
Administration Fees	107
Miscellaneous Expenses	1,031
Total Expenses	55,495
Less: Fees Waived/Expenses Reimbursed by Adviser	(53,576)
Net Expenses	1,919

Net Investment Income	5,925

Net Realized and Unrealized Gain on Investments:
Net Change in Unrealized Appreciation on:
Investments	8,374
Net Realized and Unrealized Gain on Investments	8,374

Net Increase in Net Assets Resulting From Operations	$ 14,299
_____
**The Fund commenced operations on September 28, 2010.

The accompanying notes are an integral part of these financial statements.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period
ended
December 31, 2010**
(Unaudited)
Operations:
Net Investment Income	$ 5,925
Net Change in Unrealized Appreciation on Investments	8,374
Net Increase in Net Assets
Resulting From Operations	14,299

Distributions to Shareholders From:
Net Investment Income ($0.05 per share)	(6,722)

From Shares of Beneficial Interest Transactions:
Proceeds from Shares Issued (137,552 shares)	1,374,499
Distributions Reinvested (379 shares)	3,793
Total From Shares of Beneficial Interest Transactions	1,378,292

Increase in Net Assets	1,385,869

Net Assets:
Beginning of Period	100,000
End of Period	$ 1,485,869

Accumulated Net Investment Loss at End of Period	$ (797)
_______
**Since September 28, 2010 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

	For the Period
	Ended
	December 31, 2010**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income (a)	0.14
Net gain from securities
(both realized and unrealized)	(0.05)
Total from operations	0.09

Less Distributions:
From net investment income	(0.05)
Total Distributions	(0.05)

Net Asset Value, End of Period	$ 10.04

Total Return (b)	0.86%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,486
Ratio to average net assets:
Expenses, Gross	50.25%	(c )
Expenses, Net of Reimbursement	1.75%	(c )
Net investment income, Net of Reimbursement	5.36%	(c )
Portfolio turnover rate	0%

__________
**The Fund commenced operations on September 28, 2010.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Ladenburg Thalmann Alternative Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2010

1.

ORGANIZATION

Ladenburg Thalmann Alternative Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 15, 2010 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The investment objective of the Fund is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets, through a concentrated multi-strategy alternative investment approach with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in private and publicly traded alternative investment funds and real estate investment trusts ("REITs").  Investment Funds include closed-end funds, open end funds (mutual funds), limited partnerships, limited liability companies and other types of pooled investment vehicles.  The Fund commenced operations on September 28, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board has delegated the day to day responsibility for determining these fair values in accordance with the Procedures to the Adviser. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; the nature and duration of any restriction on the disposition of the security; the cost of the security at the date of purchase; the liquidity of the market for the security; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

Ladenburg Thalmann Alternative Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2010

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 72,268	$ -	$ -	$ 72,268
Real Estate Investment Trusts	97,179	-	649,360	746,539
Closed-End Fund	351,820	-	-	351,820
Mutual Funds	137,309	-	-	137,309
Commodity Trading Advisors	-	68,514	-	68,514
Short-Term Investments	69,437	-	-	69,437
Total	$ 728,013	$ 68,514	$ 649,360	$ 1,445,887

                                                             *Refer to the Consolidated Portfolio of Investments for industry classifications.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

The consolidated financial statements of the Fund include LASF Fund Limited CFC (“LASF”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Ladenburg Thalmann Alternative Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2010

LASF invests in the global derivatives markets through the use of one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs.  Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.  It is anticipated that the global macro programs used by LASF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  LASF investment in a global macro program may be through investment in one or more unaffiliated private investment vehicles or unaffiliated commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors or “CTAs” registered with the U.S. Commodity Futures Trading Commission.  The Fund or LASF do not consolidate the assets, liabilities, capital or operations of the trading companies into their financial statements.  Rather, the unaffiliated trading company is separately presented as an investment in the Fund’s consolidated portfolio of investments.  Income, gains and unrealized appreciation or depreciation on the investments in the trading companies are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations.

In accordance with its investment objectives and through its exposure to the aforementioned global macro programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Ladenburg Thalmann Alternative Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2010

A summary of the Fund’s investments in the LASF is as follows:

LASF *
December 31, 2010
Fair Value Systematic Trading Companies	$ 68,514
Other Assets	$ -
Total Net Assets	$ 68,514

Percentage of the Fund's Total Assets	4.61%

* LASF commenced operations on September 28, 2010

For tax purposes, LASF is an exempted Cayman investment company. LASF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LASF is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, LASF net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions expected to be taken during the period ended December 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The fund identifies its major tax jurisdictions as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders –Distributions from investment income are declared and paid quarterly and are recorded on the ex-dividend date.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Repurchase of Shares – The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% of the shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund's quarterly repurchases.

Ladenburg Thalmann Alternative Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2010

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Ladenburg Thalmann Asset Management, Inc. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the period ended December 31, 2010, the Adviser earned advisory fees of $807.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering costs but exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until October 31, 2011, so that the total annual operating expenses of the Fund do not exceed 1.75% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended December 31, 2010, the Adviser waived fees and reimbursed expenses of $53,576.  Cumulative expenses subject to recapture by the Adviser as of December 31, 2010 amounted to $53,576 all of which will expire in 2013

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly at the following basis points:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  6 basis points or 0.06% per annum on the next $150 million in net assets

  5 basis points or 0.05% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Ladenburg Thalmann Alternative Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2010

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 2010, the Fund incurred expenses of $4,507 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For period ended December 31, 2010, GemCom received $4,330 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Ladenburg Thalmann & Co. (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.   Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the period ended December 31, 2010, the Fund incurred distribution fees of $269.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a quarterly fee of $750, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended December 31, 2010 amounted to $1,368,088 and $0, respectively.

5.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

6.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Ladenburg Thalmann Alternative Strategies Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

In connection with the meeting of the Board of Trustees (the “Board”) of Ladenburg Thalmann Alternative Strategies Fund (the “Fund”), held on August 12, 2010 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Fund and Ladenburg Thalmann Asset Management, Inc. (the “Adviser”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the Fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included information on the investment performance of the Adviser with respect to its separately managed hedge fund; plans for monitoring compliance with the Fund’s investment limitations; the organization, history and financial condition of the Adviser and the experience of the Adviser’s personnel.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  The Board reviewed a copy of the Adviser’s Form ADV, and information regarding the Adviser’s efforts in the area of compliance and brokerage allocation.  The Trustees discussed the Adviser’s personnel, and the high level of service provided by them.  They also discussed the financial strength of the Adviser.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the performance of the Fund’s composite track records for its proposed strategies, noting the performance was acceptable.  The Trustees concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by advisers to a peer group of funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least October 31, 2011 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expense, borrowing costs, taxes and extraordinary expenses) will not exceed 1.75% per annum of the Fund’s average daily net assets. It was the consensus of the Board that based on the highly specialized nature of the Fund’s investments, and the Adviser’s unique experience and expertise in the area and the fees charged by the Adviser to its other clients, the proposed management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the expected profits to be realized by the Adviser, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser.  It was the consensus of the Trustees that the Adviser would not be overly profitable.

Economies of Scale. The Trustees concluded that, based on the fact the Fund has yet to commence operations, the benefits derived from economies of scale were not relevant considerations at this time.

                  Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory arrangement is fair and reasonable, and unanimously approved the proposed Advisory Agreement.

Ladenburg Thalmann Alternative Strategies Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/10)	Ending Account Value (12/31/10)	Expenses Paid During the Period** (7/1/10 to 12/31/10)
Actual*	$1,000.00	$1,008.62	$8.86
Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	$8.89

*  Fund commenced operations on September 28, 2010.

**Expenses Paid During Period are equal to Fund’s annualized expense ratio of 1.75%, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Investment Adviser

Ladenburg Thalmann Asset Management, Inc.

520 Madison Avenue, 9th Floor

New York, NY 10022

Distributor

Ladenburg Thalmann & Co.

520 Madison Avenue, 9th Floor

New York, NY 10022

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank N.A.

350 California Street, 6th Floor

San Francisco, California 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-803-6583.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ladenburg Thalmann Alternative Strategies Fund

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/10/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/10/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/10/11